Matthews Emerging Markets Equity Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.8%
	Shares	Value
China/Hong Kong: 31.5%
Tencent Holdings, Ltd.	41,200	$2,631,827
Alibaba Group Holding, Ltd.	98,300	1,617,213
PDD Holdings, Inc. ADR[b]	7,395	875,198
BYD Co., Ltd. H Shares	16,500	833,027
DiDi Global, Inc. ADR[b]	165,489	800,967
Wuliangye Yibin Co., Ltd. A Shares	40,000	723,104
JD.com, Inc. ADR	16,787	690,282
PetroChina Co., Ltd. H Shares	820,000	662,931
China Construction Bank Corp. H Shares	727,000	642,875
China Merchants Bank Co., Ltd. A Shares	101,800	606,521
KE Holdings, Inc. ADR	28,964	581,887
Full Truck Alliance Co., Ltd. ADR	42,577	543,708
China Overseas Property Holdings, Ltd.	760,000	522,602
JD.com, Inc. Class A	24,450	505,322
Trip.com Group, Ltd. ADR	7,745	492,427
Meituan Class Bb,c,d	21,800	436,544
China International Capital Corp., Ltd. H Shares[c,d]	226,800	423,266
China Merchants Bank Co., Ltd. H Shares	71,500	421,815
China Life Insurance Co., Ltd. H Shares	202,000	389,445
New China Life Insurance Co., Ltd. H Shares	81,900	312,113
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	8,000	257,642
Alibaba Group Holding, Ltd. ADR	1,788	236,427
Midea Group Co., Ltd. A Shares	2,600	28,090
Ping An Insurance Group Co. of China, Ltd. H Shares	4,500	26,779
Total China/Hong Kong		15,262,012

India: 18.1%
HDFC Bank, Ltd. ADR	23,504	1,561,606
ICICI Bank, Ltd. ADR	48,879	1,540,666
Bharti Airtel, Ltd.	39,309	797,195
Mahindra & Mahindra, Ltd.	22,883	713,697
Tata Consultancy Services, Ltd.	15,115	637,713
Axis Bank, Ltd.	40,919	527,570
Lupin, Ltd.	22,229	527,413
Bajaj Finance, Ltd.	5,028	526,233
Max Financial Services, Ltd.[b]	37,452	502,895
TVS Motor Co., Ltd.	17,661	500,008
Indian Hotels Co., Ltd.	51,718	476,534
Infosys, Ltd. ADR	24,789	452,399
Total India		8,763,929

Taiwan: 13.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	3,480,762
Elite Material Co., Ltd.	33,000	541,676
Delta Electronics, Inc.	49,000	531,285
Cathay Financial Holding Co., Ltd.	256,000	471,868
MediaTek, Inc.	10,000	418,643
CTBC Financial Holding Co., Ltd.	327,000	388,530
Realtek Semiconductor Corp.	14,000	220,526
Hon Hai Precision Industry Co., Ltd.	44,000	193,479
Alchip Technologies, Ltd.	2,000	165,048
Total Taiwan		6,411,817

South Korea: 8.5%
Samsung Electronics Co., Ltd.	27,574	1,082,361
Hana Financial Group, Inc.	12,117	490,440

	Shares	Value
Coupang, Inc.[b]	22,217	$487,219
Samsung Fire & Marine Insurance Co., Ltd.	1,962	476,343
LG Chem, Ltd.	2,852	474,526
NAVER Corp.	3,369	436,998
SK Hynix, Inc.	2,673	346,174
Classys, Inc.	7,985	305,843
Total South Korea		4,099,904

Brazil: 5.1%
Itau Unibanco Holding SA ADR	183,034	1,006,687
NU Holdings, Ltd. Class Ab	51,200	524,288
WEG SA	59,800	472,749
MercadoLibre, Inc.[b]	124	241,908
Rumo SA	77,800	220,320
Total Brazil		2,465,952

Singapore: 3.6%
Grab Holdings, Ltd. Class Ab	153,685	696,193
Sea, Ltd. ADR[b]	4,165	543,491
Singapore Telecommunications, Ltd.	204,500	521,862
Total Singapore		1,761,546

United Arab Emirates: 3.6%
Emaar Properties PJSC	230,601	838,138
ADNOC Drilling Co. PJSC	338,814	474,130
Talabat Holding PLC[b]	1,119,944	432,970
Total United Arab Emirates		1,745,238

South Africa: 2.5%
Shoprite Holdings, Ltd.	33,737	500,243
Capitec Bank Holdings, Ltd.	2,138	360,674
Nedbank Group, Ltd.	25,600	358,071
Total South Africa		1,218,988

Indonesia: 2.2%
PT Telekomunikasi Indonesia Persero Tbk	2,607,900	379,532
PT Bank Rakyat Indonesia Persero Tbk	1,526,100	373,231
PT Bank Central Asia Tbk	607,100	311,615
Total Indonesia		1,064,378

Philippines: 1.1%
Bank of the Philippine Islands	230,830	532,452
Total Philippines		532,452

Macau: 0.9%
Galaxy Entertainment Group, Ltd.	117,000	457,155
Total Macau		457,155

Thailand: 0.8%
CP ALL Public Co., Ltd.	262,500	383,014
Total Thailand		383,014

Vietnam: 0.6%
Military Commercial Joint Stock Bank	322,465	304,176
Total Vietnam		304,176

Matthews Emerging Markets Equity Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Mexico: 0.6%
Grupo Financiero Banorte SAB de CV Class O	42,100	$292,071
Total Mexico		292,071

Turkey: 0.5%
BIM Birlesik Magazalar AS	20,841	251,589
Total Turkey		251,589

TOTAL COMMON EQUITIES		45,014,221
(Cost $41,689,889)
SHORT-TERM INVESTMENTS: 6.9%
Money Market Funds: 6.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[e]	3,350,078	3,350,078
(Cost $3,350,078)

Total Investments: 99.7%		48,364,299
(Cost $45,039,967)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		132,439
Net Assets: 100.0%		$48,496,738

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $859,810, which is 1.77% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).